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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                             MANAGEMENT INVESTMENT COMPANY

                    INVESTMENT COMPANY ACT FILE NUMBER 811-021252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                               101 South Tryon Street
                                Charlotte, NC 28255
                 (Address of principal executive offices) (Zip code)

                            The Corporation Trust Company
                                 1209 Orange Street
                                Wilmington, DE 19801
                       (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-646-313-8890

                      DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached herewith.


BACAP ALTERNATIVE
MULTI-STRATEGY FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2004

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                 DECEMBER 31,        %* OF
                                                                  COST            2004 FAIR           NET
INVESTMENTS                                                      (000'S)         VALUE (000'S)       ASSETS
UNDERLYING FUNDS
EQUITY HEDGE
   Alydar Fund, L.P.                                           $   2,552         $   2,694           3.90%
   Harvest Opportunity Partners II, L.P.                           2,458             2,601           3.77
   Kinetics Partners, L.P.                                         1,500             1,702           2.47
   Passport I, L.P.                                                2,267             2,571           3.72
   TCS Capital II, L.P.                                            2,263             3,356           4.86
   Torrey Pines Fund, L.L.C.                                       2,296             2,369           3.43
   Zander Fund, L.P.                                               2,624             2,810           4.07
                                                               ---------         ---------         ------
TOTAL EQUITY HEDGE                                                15,960            18,103          26.22

EVENT DRIVEN
   Delaware Street Capital, L.P.                                   1,796             2,344           3.40
   Harbert Distressed Investment Fund, L.P.                          976             1,296           1.88
   JANA Partners, L.P.                                             2,000             2,978           4.31
   L.C. Capital Partners, L.P.                                     1,222             1,846           2.67
   Longacre Capital Partners, L.P.                                 3,000             3,239           4.69
   Scout Capital Partners, L.P.                                    2,000             2,129           3.08
                                                               ---------         ---------         ------
TOTAL EVENT DRIVEN                                                10,994            13,832          20.03

MACRO
   Brevan Howard, L.P.                                             1,800             1,840           2.66
   Denali Partners, L.P.                                           2,000             2,008           2.91
   Graham Global Investment Fund II, Ltd. K4 Portfolio             1,922             1,987           2.88
   Julius Baer Diversified Fixed Income Fund                       2,263             2,324           3.37
   Salem Futures Fund, L.P.                                        1,000             1,015           1.47
   Spinnaker Global Opportunity Fund, Ltd.                         1,817             2,904           4.20
                                                               ---------         ---------         ------
TOTAL MACRO                                                       10,802            12,078          17.49

MULTI-STRATEGY
   Epsilon Global Active Fund II, L.P.                             3,009             3,037           4.40
   Kayne Anderson Capital Income Partners (QP), L.P.               1,969             2,269           3.28
                                                               ---------         ---------         ------
TOTAL MULTI-STRATEGY                                               4,978             5,306           7.68



BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                DECEMBER 31,        %* OF
                                                                 COST             2004 FAIR           NET
INVESTMENTS                                                     (000'S)         VALUE (000'S)       ASSETS
UNDERLYING FUNDS
RELATIVE VALUE
   Arx Global High Yield Securities Fund I, L.P.               $   2,218         $   2,838           4.11%
   Marathon Global Convertible Fund, L.P.                          2,500             2,536           3.67
   Parmenides Fund, L.P.                                           2,354             2,464           3.57
   Precept Domestic Fund, L.P.                                     2,699             2,592           3.76
                                                               ---------         ---------         ------
TOTAL RELATIVE VALUE                                               9,771            10,430          15.11

       TOTAL INVESTMENTS                                       $  52,505         $  59,749          86.53%
                                                               =========         =========         ======


*Percentages are based on net assets of approximately $69,049,000.

At December 31, 2004, the aggregate cost of investments for tax purposes was approximately $52,505,000. Net unrealized appreciation on investments for tax purposes was approximately $7,244,000 consisting of approximately $7,351,000 of gross unrealized appreciation and approximately $(107,000) of gross unrealized depreciation.

The investments in Underlying Funds shown above, representing 86.53% of Investors' capital, have been fair-valued in accordance with procedures established by the Board of Managers.


VALUATIONS

The net asset value of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is determined by or at the direction of Banc of America Capital Management, LLC (the "Adviser") as of the close of business at the end of any Fiscal Period in accordance with accounting principles generally accepted in the United States of America and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

The Valuation Committee values interests in the private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Underlying Funds") at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investments in Underlying Funds. The Fund's Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Underlying Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Underlying Fund. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (CONCLUDED)(UNAUDITED)
--------------------------------------------------------------------------------


VALUATIONS (CONTINUED)

Valuation Committee believes to be reliable. In the event that an Underlying Fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Underlying Fund, the Valuation Committee conducts a due diligence review of the valuation methodology used by the Underlying Fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Underlying Fund, the Valuation Committee considers whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

Valuations provided to the Fund by an Underlying Fund may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision that either increases or decreases the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment does not result in the Fund restating its previous net asset values to reflect such adjustment or revision by an Underlying Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers.

Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Underlying Funds on a monthly or quarterly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Underlying Fund quickly, and could therefore be obligated to continue to hold the interests. In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

The Underlying Funds typically provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Underlying Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Underlying Funds are expected to make distributions (e.g., dividend payments to investors).


For information regarding the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), and
Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.


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


                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Lawrence Morgenthal
                                      -----------------------
                                      Lawrence Morgenthal, President
                                      (Principal Executive Officer)

Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Lawrence Morgenthal
                                      -----------------------
                                      Lawrence Morgenthal, President
                                      (Principal Executive Officer)

Date: February 24, 2005


By (Signature and Title)*             /s/ Eric Pisauro
                                      ----------------
                                      Eric Pisauro, Treasurer
                                      (Principal Financial Officer)

Date: February 24, 2005

* Print the name and title of each signing officer under his or her signature.